REVENUES AND CONTRACT ACCOUNTING (Details - Contract assets) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Cumulative revenues recognized	$ 9,981,445	$ 9,916,761	$ 8,820,256
Less: Billings or cash received	(9,280,987)	(9,280,987)	(8,178,309)
Contract Assets	$ 700,458	$ 635,774	$ 641,947